Leases - Summary of right-of-use assets (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation for the year	$ (394,226)	$ (7,429,275)
Ending balance	$ 3,757,897	70,818,314
Transport and Storage Equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		40,029,595
Depreciation for the year		(5,377,668)
Additions		895,291
Foreing Exchange effects		(43,709)
Ending balance		$ 35,503,509
Transport and Storage Equipment [member] | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated useful life	3 years	3 years
Transport and Storage Equipment [member] | Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated useful life	10 years	10 years
Plants [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		$ 24,099,662
Depreciation for the year		(1,854,894)
Additions		3,448,691
Ending balance		$ 25,693,459
Estimated useful life	20 years	20 years
Drilling Equipemnt [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		$ 6,223,655
Depreciation for the year		(162,153)
Ending balance		$ 6,061,502
Estimated useful life	20 years	20 years
Rights of way [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		$ 1,922,291
Depreciation for the year		(86,343)
Ending balance		$ 1,835,949
Estimated useful life	23 years	23 years
Port Facilities [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		$ 371,348
Depreciation for the year		(33,949)
Additions		1,286,054
Ending balance		$ 1,623,453
Estimated useful life	20 years	20 years
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		$ 75,771
Depreciation for the year		(16,015)
Additions		5,456
Ending balance		$ 65,212
Buildings [member] | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated useful life	1 year	1 year
Buildings [member] | Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated useful life	5 years	5 years
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		$ 38,258
Depreciation for the year		(3,029)
Ending balance		$ 35,229
Estimated useful life	5 years	5 years
Total [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		$ 72,760,580
Depreciation for the year		(7,534,050)
Additions		5,635,492
Foreing Exchange effects		(43,709)
Ending balance		$ 70,818,313